First Trust Capital Strength ETF Average Annual Total Returns			12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The Capital Strength(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.00%						8.47%			11.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
First Trust Capital Strength ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.39%						7.85%			10.66%					9.72%
Performance Inception Date		Jul. 06, 2006
First Trust Capital Strength ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.94%						7.29%			10.08%					9.11%
First Trust Capital Strength ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.78%						5.91%			8.50%					8.03%

[1]	On June 4, 2013, the Fund’s underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital StrengthTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to June 4, 2013, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.